MASSMUTUAL FUNDS
MassMutual Overseas Fund
(the “Fund”)
Supplement dated April 25, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for the Fund found in the second full table shown on page B-93 in the section titled Portfolio Transactions and Brokerage:
	Dollar Value of Those Transactions	Amount of Commissions
Overseas Fund	$73,344,819	$31,957
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMSAI-25-06

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
Supplement dated April 25, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information replaces the information found under the heading Other Investment Companies beginning on page B-41 in the section titled Additional Investment Policies:
Other Investment Companies
A Fund may invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), traded on one or more national securities exchanges, as well as private investment vehicles. The MassMutual Target Allocation Funds are “funds-of-funds,” which may invest without limit in other investment companies sponsored by MassMutual as well as, within allowable regulatory limits, in other non-affiliated investment companies.
As a shareholder in an investment vehicle, a Fund bears its ratable share of that investment vehicle’s expenses, including its investment advisory, administration, brokerage, shareholder servicing, and other expenses, and continues to incur its own investment advisory and other expenses. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment vehicles. Shares of registered open-end investment companies traded on a securities exchange may not be redeemable by a Fund in all cases. Private investment vehicles in which a Fund may invest are not registered under the 1940 Act, and so will not offer all of the protections provided by the 1940 Act (including, among other things, independent oversight, protections against certain conflicts of interest, and custodial risks).
A Fund is exposed indirectly to all of the risks applicable to any other investment vehicle in which it invests, including that the investment vehicle will not perform as expected. If the other investment company is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their NAV, an effect that might be more pronounced in less liquid markets. In addition, lack of liquidity in securities of investment company traded on an exchange or otherwise actively traded could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of a Fund to sell or redeem its interest in the investment company at a time or at a price it might consider desirable. A Fund may not be able to redeem its interest in private investment vehicles except at certain designated times. ETFs are also subject to additional risks, including, among others, the risk that the market price of an ETF’s shares may trade above or below its NAV, the risk that an active trading market for an ETF’s shares may not develop or be maintained, the risk that trading of an ETF’s shares may be halted, and the risk that the ETF’s shares may be delisted from the listing exchange. A Fund will generally purchase and sell shares of ETFs in the secondary market and will be subject to these secondary market trading risks. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of an ETF may be purchased or redeemed directly from the ETF solely by Authorized Participants (“APs”) and only in aggregations of a specified number of shares (“Creation Units”). In addition, shares of ETFs may be purchased and sold in the secondary market at prevailing market prices. ETFs may have a limited number of financial institutions that act as APs. To the extent that those

APs exit the business, or are unable to or choose not to process creation and/or redemption orders for Creation Units, and no other AP steps forward to create and redeem ETF shares, the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Buying or selling ETF shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the ETF through a broker, a Fund will likely incur a brokerage commission and other charges. In addition, a Fund may incur the cost of the “bid-ask spread”; that is, the difference between what investors are willing to pay for ETF shares (the “bid” price) and the price at which they are willing to sell ETF shares (the “ask” price). The bid-ask spread, which varies over time for shares of the ETF based on trading volume and market liquidity, is generally narrower if the ETF has more trading volume and market liquidity and wider if the ETF has less trading volume and market liquidity. In addition, increased market volatility may cause wider bid-ask spreads.
A Fund’s investment adviser or subadviser, as applicable, or their affiliates may serve as investment adviser to a registered investment company or private investment vehicle in which the Fund may invest, leading to conflicts of interest. For example, a Fund’s investment adviser or subadviser, as applicable, may receive fees based on the amount of assets invested in the other investment vehicle. Investment by a Fund in another registered investment company or private investment vehicle will typically be beneficial to its investment adviser or subadviser, as applicable, in the management of the other investment vehicle, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, a Fund’s investment adviser or subadviser, as applicable, will have an incentive to invest the Fund’s assets in an investment vehicle sponsored or managed by it or its affiliates in lieu of investments by the Fund directly in portfolio securities, and will have an incentive to invest in such an investment vehicle over a non-affiliated investment vehicle to ensure an appropriate level of revenue to such investment adviser or subadviser, as applicable, or their affiliates. The investment adviser or subadviser, as applicable, will have no obligation to select the least expensive or best performing investment companies available to serve as an underlying investment vehicle. Similarly, a Fund’s investment adviser or subadviser, as applicable, will have an incentive to delay or decide against the sale of interests held by the Fund in an investment company sponsored or managed by it or its affiliates. It is possible that other clients of a Fund’s investment adviser or subadviser, as applicable, or its affiliates will purchase or sell interests in an investment company sponsored or managed by it at prices and at times more favorable than those at which the Fund does so.
A Fund that is not a fund-of-funds may invest in other investment vehicles whenever its investment adviser or subadviser, as applicable, believes that investment may help to achieve the Fund’s investment objective. For example, a Fund may invest in other investment companies during periods when it has large amounts of uninvested cash, when its investment adviser or subadviser, as applicable, believes share prices of other investment companies offer attractive values, or to gain or maintain exposure to various asset classes and markets or types of strategies and investments. A Fund may invest in shares of another registered investment company or private investment vehicle in order to gain indirect exposure to markets in a country where the Fund is not able to invest freely, or to gain indirect exposure to one or more issuers whose securities it may not buy directly.
SEC Rule 12d1-4 under the 1940 Act permits an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions.
The Rule could affect a Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses, or experience other adverse consequences.

The following information replaces the information found under the heading Securities Lending on page B-44 in the section titled Additional Investment Policies:
Securities Lending
An Underlying Fund may lend its portfolio securities to the extent permitted under the 1940 Act and the rules and regulations thereunder. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. Generally, under a Fund’s securities lending program, all securities loans will be secured continuously by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. A Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The risks in lending portfolio securities, as with other extensions of credit, include a possible delay or expense in recovering the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. If the borrower fails to return the loaned securities upon termination of the loan, the value of the collateral may not be sufficient to replace the loaned securities. Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Funds, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.
The SEC recently adopted a rule that will require reporting and public disclosure of securities loan transaction information (not including party names). The rule’s requirements impose significant operational and compliance burdens on securities lending market participants and may limit a Fund’s ability to execute certain investment strategies and/or have a material adverse effect on the Fund’s ability to generate returns.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TGTALLSAI-25-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated April 25, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information replaces the information found under the heading Other Investment Companies beginning on page B-41 in the section titled Additional Investment Policies:
Other Investment Companies
A Fund may invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), traded on one or more national securities exchanges, as well as private investment vehicles. The MassMutual Select T. Rowe Price Retirement Funds are “funds-of-funds,” which may invest without limit in other investment companies sponsored by MassMutual as well as, within allowable regulatory limits, in other investment companies sponsored by T. Rowe Price.
As a shareholder in an investment vehicle, a Fund bears its ratable share of that investment vehicle’s expenses, including its investment advisory, administration, brokerage, shareholder servicing, and other expenses, and continues to incur its own investment advisory and other expenses. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment vehicles. Shares of registered open-end investment companies traded on a securities exchange may not be redeemable by a Fund in all cases. Private investment vehicles in which a Fund may invest are not registered under the 1940 Act, and so will not offer all of the protections provided by the 1940 Act (including, among other things, independent oversight, protections against certain conflicts of interest, and custodial risks).
A Fund is exposed indirectly to all of the risks applicable to any other investment vehicle in which it invests, including that the investment vehicle will not perform as expected. If the other investment company is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their NAV, an effect that might be more pronounced in less liquid markets. In addition, lack of liquidity in securities of investment company traded on an exchange or otherwise actively traded could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of a Fund to sell or redeem its interest in the investment company at a time or at a price it might consider desirable. A Fund may not be able to redeem its interest in private investment vehicles except at certain designated times. ETFs are also subject to additional risks, including, among others, the risk that the market price of an ETF’s shares may trade above or below its NAV, the risk that an active trading market for an ETF’s shares may not develop or be maintained, the risk that trading of an ETF’s shares may be halted, and the risk that the ETF’s shares may be delisted from the listing exchange. A Fund will generally purchase and sell shares of ETFs in the secondary market and will be subject to these secondary market trading risks. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of an ETF may be purchased or redeemed directly from the ETF solely by Authorized Participants (“APs”) and only in aggregations of a specified number of shares (“Creation Units”). In addition, shares of ETFs may be purchased and sold in the secondary market at prevailing market prices. ETFs may have a limited number of financial institutions that act as APs. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders for Creation Units, and no other AP steps forward to create and redeem ETF shares, the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Buying or selling ETF shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the ETF through a broker, a Fund will likely incur a brokerage commission and other charges. In addition, a Fund may incur the cost of the “bid-ask spread”; that is, the difference between what investors are willing to pay for ETF shares (the “bid” price) and the price at which they are willing to sell ETF shares (the “ask” price). The bid-ask spread, which varies over time for shares of the ETF based on trading volume and market liquidity, is generally narrower if the ETF has more trading volume and market liquidity and wider if the ETF has less trading volume and market liquidity. In addition, increased market volatility may cause wider bid-ask spreads.
A Fund’s investment adviser or subadviser, as applicable, or their affiliates may serve as investment adviser to a registered investment company or private investment vehicle in which the Fund may invest, leading to conflicts of interest. For example, a Fund’s investment adviser or subadviser, as applicable, may receive fees based on the amount of assets invested in the other investment vehicle. Investment by a Fund in another registered investment company or private investment vehicle will typically be beneficial to its investment adviser or subadviser, as applicable, in the management of the other investment vehicle, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, a Fund’s investment adviser or subadviser, as applicable, will have an incentive to invest the Fund’s assets in an investment vehicle sponsored or managed by it or its affiliates in lieu of investments by the Fund directly in portfolio securities, and will have an incentive to invest in such an investment vehicle over a non-affiliated investment vehicle to ensure an appropriate level of revenue to such investment adviser or subadviser, as applicable, or their affiliates. The investment adviser or subadviser, as applicable, will have no obligation to select the least expensive or best performing investment companies available to serve as an underlying investment vehicle. Similarly, a Fund’s investment adviser or subadviser, as applicable, will have an incentive to delay or decide against the sale of interests held by the Fund in an investment company sponsored or managed by it or its affiliates. It is possible that other clients of a Fund’s investment adviser or subadviser, as applicable, or its affiliates will purchase or sell interests in an investment company sponsored or managed by it at prices and at times more favorable than those at which the Fund does so.
A Fund that is not a fund-of-funds may invest in other investment vehicles whenever its investment adviser or subadviser, as applicable, believes that investment may help to achieve the Fund’s investment objective. For example, a Fund may invest in other investment companies during periods when it has large amounts of uninvested cash, when its investment adviser or subadviser, as applicable, believes share prices of other investment companies offer attractive values, or to gain or maintain exposure to various asset classes and markets or types of strategies and investments. A Fund may invest in shares of another registered investment company or private investment vehicle in order to gain indirect exposure to markets in a country where the Fund is not able to invest freely, or to gain indirect exposure to one or more issuers whose securities it may not buy directly.

SEC Rule 12d1-4 under the 1940 Act permits an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions.
The Rule could affect a Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses, or experience other adverse consequences.
The following information replaces the information found under the heading Securities Lending beginning on page B-43 in the section titled Additional Investment Policies:
Securities Lending
An Underlying Fund may lend its portfolio securities to the extent permitted under the 1940 Act and the rules and regulations thereunder. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. Generally, under a Fund’s securities lending program, all securities loans will be secured continuously by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. A Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The risks in lending portfolio securities, as with other extensions of credit, include a possible delay or expense in recovering the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. If the borrower fails to return the loaned securities upon termination of the loan, the value of the collateral may not be sufficient to replace the loaned securities. Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Funds, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.
The SEC recently adopted a rule that will require reporting and public disclosure of securities loan transaction information (not including party names). The rule’s requirements impose significant operational and compliance burdens on securities lending market participants and may limit a Fund’s ability to execute certain investment strategies and/or have a material adverse effect on the Fund’s ability to generate returns.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDSAI-25-01